Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Inventories

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Finished products	¥9,992	¥7,158	$87,091
Work in process	10,756	10,078	122,618
Raw materials and supplies	4,731	4,885	59,436

Total	¥25,479	¥22,121	$269,145